BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
BORROWINGS
Borrowings from banks	$ 12,143,237	$ 1,560,166	$ 5,702,259
Banks
BORROWINGS
Borrowings from banks	$ 12,143,237		$ 5,702,259